Jul. 26, 2021
INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUSTSUPPLEMENT DATED JULY 26, 2021 TO THE PROSPECTUSES DATEDDECEMBER 21, 2020, AS PREVIOUSLY SUPPLEMENTED, OF:Invesco Investment Grade Defensive ETF (IIGD)
Invesco Investment Grade Value ETF (IIGV)
(each, a “Fund”)Each Fund has changed its classification from “non-diversified” to “diversified” and therefore is now required to meet certain diversification requirements under the Investment Company Act of 1940. All references in each Fund’s Prospectus with regard to the Fund being “non-diversified” are hereby deleted in their entirety.Please Retain This Supplement For Future Reference.P-PS-SIFT-PRO-SUP-1 072621